Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non current assets
Schedule of other non current assets

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
Long‑term deposit accounts	1,745	700	9,000
Advance payments – non-current	689	895	1,047
Accrued income	0	65	0
Security deposits	8	8	8
Other non‑current assets	2,442	1,668	10,055